Summary of significant accounting policies (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Abstract]
Gains (losses) derived from net monetary position	$ 910,811	$ 3,115,880	$ (366,955)